Other Liabilities ans Accruals - Summary of Short-term and Payable Within 1 Year (Detail) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of accruals and other payables [Abstract]
Accrued auditor's fee	€ 96	€ 282
Personnel	446	220
Research and development costs	5,272	1,256
IP-Legal fee	509	114
Bonuses	1,545	768
Subsidy advance received	224	224
Other accruals	535	786
Total	€ 8,627	€ 3,650